Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Artisan Funds
Related Party Transaction [Line Items]
Annualized operating expenses maximum percentage of average daily net assets	1.50%		1.50%
Due from related parties	$ 0		$ 81	$ 195
Fee waiver / expense reimbursement	273	171	171	374	441
Artisan Funds | Minimum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets	0.64%		0.64%
Artisan Funds | Maximum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets	1.25%		1.25%
Artisan Global Funds
Related Party Transaction [Line Items]
Due from related parties	1,000		728	709
Management fee threshold for reimbursement, percentage average daily net assets			0.20%
Fee waiver / expense reimbursement	573	498	653	660	0
Artisan Global Funds | Emerging Markets Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets			0.35%
Artisan Global Funds | Global Value Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets			0.35%
Artisan Global Funds | Value Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets			0.35%
Artisan Global Funds | Global Equity Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets			0.35%
Artisan Global Funds | Global Opportunities Fund
Related Party Transaction [Line Items]
Management fee threshold for reimbursement, percentage average daily net assets			0.35%
Artisan Global Funds | Minimum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets	0.75%		0.85%
Management fee threshold for reimbursement, percentage average daily net assets	0.10%
Artisan Global Funds | Maximum
Related Party Transaction [Line Items]
Management fee percentage of average daily net assets	1.80%		0.95%
Management fee threshold for reimbursement, percentage average daily net assets	0.20%
AIC
Related Party Transaction [Line Items]
Due from related parties	50		231	189
Launch Equity
Related Party Transaction [Line Items]
Management fee as a percentage of closing capital account	1.00%		1.00%
Percentage of fee expected to be waived in current period	100.00%		100.00%
Percentage profit allocation	20.00%		20.00%
Fee waiver / expense reimbursement	$ 128	$ 100	$ 141	$ 150